                              GOLDMAN SACHS TRUST
                         GOLDMAN SACHS SPECIALTY FUNDS

                              Class A, B, C Shares
                              Institutional Shares
                                 Service Shares

                               ----------------

                       Supplement dated March 9, 2000 to
        Prospectuses dated October 1, 1999, as revised December 22, 1999

   Under "Service Providers," subsection "Real Estate Securities Team," Elizabeth Groves should be removed and the following portfolio manager should be added:

                                         Years Primarily         Five Year
  Name and Title   Fund Responsibility     Responsible      Employment History
  --------------   -------------------   ---------------    ------------------
---------------------------------------------------------------------------------
  Greg Poole     Portfolio Manager--          Since      Mr. Poole joined the
  Associate      Real Estate Securities       2000       Investment Adviser as a
                                                         real estate securities
                                                         analyst in 1998 and
                                                         became portfolio manager
                                                         in 2000. His previous
                                                         experience includes
                                                         investment analysis and
                                                         financial structuring
                                                         for the Real Estate
                                                         Principal Investment
                                                         Group of the Investment
                                                         Banking Division of
                                                         Goldman, Sachs & Co.,
                                                         which he joined in 1996.
                                                         Mr. Poole received his
                                                         B.A. in Honours
                                                         Economics from the
                                                         University of Western
                                                         Ontario in 1996.


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